Schedule of Investments (unaudited) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds — 11.2%

Argentina — 0.1%
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 10.05%, 04/11/22(a)(b)	USD	580	$121,508

Brazil — 4.3%
Petrobras Global Finance BV:
4.38%, 05/20/23		568	541,730
6.85%, 06/05/2115		4,044	3,761,810

			4,303,540

Israel — 0.7%
State of Israel Government Bond, 4.50%, 04/03/2120		730	730,000

Kazakhstan — 5.2%
Development Bank of Kazakhstan JSC:
9.50%, 12/14/20	KZT	203,000	420,697
8.95%, 05/04/23(a)		258,500	545,414
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	USD	630	647,916
KazMunayGas National Co. JSC:
4.75%, 04/19/27		525	501,047
5.75%, 04/19/47(a)		2,163	2,156,578
6.38%, 10/24/48		976	960,140

			5,231,792

Supranational — 0.8%
European Bank for Reconstruction & Development, 16.95%, 04/03/20	UAH	12,800	463,390
International Finance Corp., 15.75%, 05/13/20(c)		9,700	348,565

			811,955

Ukraine — 0.1%
State Savings Bank of Ukraine, 9.38%, 03/10/23(d)	USD	60	55,800

Total Corporate Bonds — 11.2% (Cost: $12,091,505)			11,254,595

Foreign Agency Obligations — 2.7%

Indonesia — 1.3%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20(a)	IDR	3,000,000	176,492
Pertamina Persero PT:
4.30%, 05/20/23	USD	548	545,603
6.45%, 05/30/44		248	270,630
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21(a)	IDR	5,420,000	314,938

			1,307,663

Mexico — 0.3%
Petroleos Mexicanos, 6.95%, 01/28/60	USD	504	340,200

Ukraine — 0.2%
Ukreximbank Via Biz Finance plc, 9.63%, 04/27/22		163	154,375

Venezuela — 0.9%
Petroleos de Venezuela SA(e)(f):
8.50%, 10/27/20(a)		1,741	282,831

Security		Par (000)	Value

Venezuela (continued)
9.75%, 05/17/35	USD	10,106	$606,365

			889,196

Total Foreign Agency Obligations — 2.7% (Cost: $6,535,396)			2,691,434

Foreign Government Obligations — 73.1%

Angola — 0.3%
Republic of Angola, 9.50%, 11/12/25		766	302,570

Argentina — 4.5%
Argentine Republic:
5.63%, 01/26/22		3,487	1,054,818
5.88%, 01/11/28		144	40,320
8.28%, 12/31/33		2,077	727,159
7.63%, 04/22/46		3,525	942,937
6.25%, 11/09/47	EUR	1,786	491,829
6.88%, 01/11/48	USD	1,647	437,999
7.13%, 06/28/2117		1,119	303,179
Province of Salta Argentina, 9.13%, 07/07/24(a)		294	132,631
Provincia de Buenos Aires:
10.88%, 01/26/21		67	17,333
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 35.70%, 05/31/22(b)	ARS	3,927	26,645
6.50%, 02/15/23	USD	228	52,440
9.13%, 03/16/24(a)		668	167,000
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 42.15%, 04/12/25(a)(b)	ARS	14,851	80,245
9.63%, 04/18/28	USD	127	35,917

			4,510,452

Benin — 0.4%
Benin Government Bond, 5.75%, 03/26/26(a)	EUR	453	412,806

Brazil — 0.5%
Federative Republic of Brazil, 4.50%, 05/30/29	USD	524	539,556

Colombia — 1.1%
Republic of Colombia:
2.63%, 03/15/23		567	552,293
4.50%, 03/15/29		517	527,825

			1,080,118

Costa Rica — 0.5%
Republic of Costa Rica, 4.25%, 01/26/23		588	528,465

Dominican Republic — 0.5%
Dominican Republic Government Bond, 5.88%, 04/18/24		545	536,484

Ecuador — 0.2%
Republic of Ecuador:
7.95%, 06/20/24		200	58,500
8.88%, 10/23/27		200	52,500
9.50%, 03/27/30		200	55,000

			166,000

Egypt — 4.6%
Arab Republic of Egypt:
14.95%, 03/20/21	EGP	11,146	696,929
14.85%, 04/10/23		12,015	764,603

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Egypt (continued)
5.88%, 06/11/25	USD	200	$179,625
16.10%, 05/07/29	EGP	29,260	1,948,460
13.56%, 01/14/30		8,400	478,690
6.38%, 04/11/31(a)	EUR	288	251,031
8.50%, 01/31/47(a)	USD	370	300,625

			4,619,963

El Salvador — 0.4%
Republic of El Salvador:
6.38%, 01/18/27		216	188,595
7.65%, 06/15/35		200	170,750

			359,345

Gabon — 1.2%
Gabonese Republic:
6.38%, 12/12/24		247	169,027
6.95%, 06/16/25		565	373,253
6.63%, 02/06/31(a)		1,079	636,610

			1,178,890

Ghana — 2.4%
Republic of Ghana:
20.75%, 01/16/23	GHS	3,198	573,677
8.13%, 01/18/26(a)	USD	485	377,542
7.63%, 05/16/29		513	366,795
8.63%, 06/16/49		348	240,990
8.95%, 03/26/51		523	365,610
8.75%, 03/11/61(a)		647	446,430

			2,371,044

Hungary — 11.4%
Hungary Government Bond:
1.00%, 09/23/20	HUF	1,036,480	3,171,746
7.50%, 11/12/20		551,890	1,755,932
0.50%, 04/21/21		858,480	2,615,052
1.50%, 08/24/22		745,090	2,293,579
5.38%, 02/21/23	USD	1,030	1,109,181
5.38%, 03/25/24		498	549,979

			11,495,469

Indonesia — 2.4%
Republic of Indonesia:
2.95%, 01/11/23		1,110	1,098,634
3.40%, 09/18/29		1,070	1,048,600
5.35%, 02/11/49		200	226,562

			2,373,796

Israel — 0.5%
State of Israel Government Bond, 3.88%, 07/03/50		495	508,613

Ivory Coast — 2.2%
Republic of Cote d’Ivoire:
6.13%, 06/15/33		866	755,044
6.88%, 10/17/40(a)	EUR	358	335,612
6.63%, 03/22/48		1,161	1,088,397

			2,179,053

Kazakhstan — 0.5%
Republic of Kazakhstan, 5.13%, 07/21/25	USD	508	546,735

Kenya — 0.9%
Republic of Kenya, 8.25%, 02/28/48(a)		1,006	933,065

Lebanon — 0.4%
Lebanese Republic(e)(f):
6.38%, 03/09/20		1,161	214,785

Security		Par (000)	Value

Lebanon (continued)
5.80%, 04/14/20	USD	787	$145,595

			360,380

Mexico — 4.6%
United Mexican States:
4.00%, 10/02/23		542	552,840
4.15%, 03/28/27		531	540,624
2.88%, 04/08/39	EUR	203	210,525
6.05%, 01/11/40	USD	440	520,438
5.75%, 10/12/2110		1,708	1,789,130
4.00%, 03/15/2115	EUR	1,085	1,047,440

			4,660,997

Mozambique — 0.3%
Republic of Mozambique, 5.00%, 09/15/31(a)(d)	USD	474	357,278

Nigeria — 0.1%
Federal Republic of Nigeria, 6.50%, 11/28/27		229	157,151

Panama — 1.6%
Republic of Panama:
4.00%, 09/22/24		1,050	1,095,609
9.38%, 04/01/29		362	511,665

			1,607,274

Paraguay — 1.1%
Republic of Paraguay:
4.63%, 01/25/23		546	559,138
4.70%, 03/27/27		516	519,548

			1,078,686

Peru — 1.1%
Republic of Peru:
7.35%, 07/21/25		439	551,854
4.13%, 08/25/27		495	557,648

			1,109,502

Poland — 9.4%
Republic of Poland:
2.00%, 04/25/21	PLN	20,040	4,910,261
Series 0422, 2.25%, 04/25/22		18,343	4,559,421

			9,469,682

Qatar — 2.1%
State of Qatar:
3.38%, 03/14/24	USD	1,066	1,085,988
4.00%, 03/14/29		499	533,930
5.10%, 04/23/48		200	242,688
4.82%, 03/14/49(a)		200	235,812

			2,098,418

Romania — 0.5%
Romania Government Bond, 4.63%, 04/03/49	EUR	440	514,999

Saudi Arabia — 1.1%
Kingdom of Saudi Arabia:
5.00%, 04/17/49	USD	260	280,150
5.25%, 01/16/50(a)		722	806,609

			1,086,759

Senegal — 1.2%
Republic of Senegal:
4.75%, 03/13/28(a)	EUR	200	199,280
6.75%, 03/13/48(a)	USD	552	451,950
6.75%, 03/13/48		645	528,094

			1,179,324

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Serbia — 0.5%
Republic of Serbia, 1.50%, 06/26/29(a)	EUR	458	$460,298

South Africa — 1.0%
Republic of South Africa:
4.67%, 01/17/24	USD	561	524,535
4.30%, 10/12/28		231	188,265
5.00%, 10/12/46		400	276,875

			989,675

Turkey — 2.4%
Republic of Turkey:
7.25%, 12/23/23		447	436,803
4.63%, 03/31/25	EUR	1,977	2,010,768

			2,447,571

Ukraine — 8.6%
Ukraine Government Bond:
7.75%, 09/01/20	USD	319	312,620
16.00%, 05/24/23(a)	UAH	14,851	449,828
7.75%, 09/01/24	USD	935	862,538
7.75%, 09/01/25		884	798,915
6.75%, 06/20/26	EUR	620	603,452
7.75%, 09/01/27	USD	628	575,405
9.75%, 11/01/28(a)		918	894,189
4.38%, 01/27/30(a)	EUR	1,575	1,372,283
7.38%, 09/25/32(a)	USD	1,246	1,128,409
0.00%, 05/31/40(g)		2,227	1,647,980

			8,645,619

Uruguay — 2.4%
Oriental Republic of Uruguay:
9.88%, 06/20/22(a)	UYU	26,000	561,673
4.50%, 08/14/24	USD	1,049	1,104,982
4.38%, 10/27/27		509	547,798
8.50%, 03/15/28	UYU	11,143	198,012

			2,412,465

Venezuela — 0.2%
Bolivarian Republic of Venezuela(e)(f):
11.75%, 10/21/26	USD	335	30,159
9.25%, 09/15/27		330	29,700
9.25%, 05/07/28		95	8,559
11.95%, 08/05/31		1,328	119,502

			187,920

Total Foreign Government Obligations — 73.1% (Cost: $86,038,605)			73,466,422

		Shares

Investment Companies — 8.9%*
iShares J.P. Morgan EM Local Currency Bond ETF		131,694	4,930,623
iShares J.P. Morgan USD Emerging Markets Bond ETF		41,433	4,005,743

Total Investment Companies — 8.9% (Cost: $8,995,653)			8,936,366

Security		Par (000)	Value

U.S. Treasury Obligations — 2.4%
U.S. Treasury Notes:
2.50%, 01/31/21	USD	1,612	$1,643,988
2.25%, 03/31/21		811	827,762

Total U.S. Treasury Obligations — 2.4% (Cost: $2,446,618)			2,471,750

Total Long-Term Investments — 98.3% (Cost: $116,107,777)			98,820,567

Short-Term Securities — 3.4%

Foreign Government Obligations — 1.5%(h)

Egypt — 1.5%
Arab Republic of Egypt Treasury Bills, 16.26%, 04/07/20	EGP	23,675	1,499,512

Total Foreign Government Obligations — 1.5% (Cost: $1,451,261)			1,499,512

Time Deposits — 1.9%

Canada — 0.0%
Brown Brothers Harriman & Co., 0.04%, 04/01/20	CAD	4	2,965

Europe — 0.2%
Citibank NA, (0.65)%, 04/01/20	EUR	196	216,582

Norway — 0.0%
Brown Brothers Harriman & Co., 0.01%, 04/01/20	NOK	25	2,377

South Africa — 0.0%
Brown Brothers Harriman & Co., 4.00%, 04/01/20	ZAR	131	7,336

Switzerland — 0.0%
Brown Brothers Harriman & Co., (1.86)%, 04/01/20	CHF	5	4,995

United Kingdom — 0.1%
Citibank NA, 0.03%, 04/01/20	GBP	24	29,882

United States — 1.6%
Barclays Bank plc, 0.42%, 04/01/20	USD	1,612	1,612,486

Total Time Deposits — 1.9% (Cost: $1,876,623)			1,876,623

Total Short-Term Securities — 3.4% (Cost: $3,327,884)			3,376,135

Total Options Purchased — 0.4% (Cost: $28,222)			385,956

Total Investments — 102.1% (Cost: $119,463,883)			102,582,658

Liabilities in Excess of Other Assets — (2.1)%			(2,100,195)

Net Assets — 100.0%			$100,482,463

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)	Rates are discount rates or a range of discount rates as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
iShares J.P. Morgan EM Local Currency
Bond ETF	—	131,694	—	131,694	$4,930,623	$—	$—	$(18,636)
iShares J.P. Morgan USD Emerging
Markets Bond ETF	—	41,433	—	41,433	4,005,743	—	—	(40,651)

					$8,936,366	$—	$—	$(59,287)

(a)	Includes net capital gain distributions, if applicable.

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP	19	06/08/20	$2,963	$(20,101)
U.S. Treasury Long Bond	11	06/19/20	1,970	(19,375)

				$(39,476)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	706,220	UAH	17,920,000	Goldman Sachs International	04/01/20	$57,474
USD	148,837	UAH	3,840,000	JPMorgan Chase Bank NA	04/01/20	9,820
USD	231,409	EGP	3,660,886	Goldman Sachs International	04/15/20	318
AUD	4,208,266	USD	2,560,309	Bank of America NA	04/24/20	28,527
AUD	4,004,633	USD	2,434,112	Goldman Sachs International	04/24/20	29,453
AUD	12,129,907	USD	7,212,283	JPMorgan Chase Bank NA	04/24/20	249,777
AUD	9,293,005	USD	5,454,685	Morgan Stanley & Co. International plc	04/24/20	262,174
CAD	685,116	USD	475,785	Bank of America NA	04/24/20	11,176
CAD	10,083,723	USD	7,068,608	Bank of New York	04/24/20	98,627
CAD	6,521,794	USD	4,538,495	Goldman Sachs International	04/24/20	97,019
CAD	3,785,563	USD	2,681,491	JPMorgan Chase Bank NA	04/24/20	9,183
CHF	2,428,118	USD	2,474,767	BNP Paribas SA	04/24/20	50,896
CHF	2,408,563	USD	2,486,053	HSBC Bank plc	04/24/20	19,270
CHF	2,441,870	USD	2,480,617	JPMorgan Chase Bank NA	04/24/20	59,351
COP	184,658,997	USD	44,295	Barclays Bank plc	04/24/20	1,092
EUR	5,242,381	USD	5,744,944	Bank of America NA	04/24/20	41,929
EUR	23,455,387	USD	25,326,601	BNP Paribas SA	04/24/20	564,944
EUR	4,549,936	USD	4,925,692	Citibank NA	04/24/20	96,816
EUR	2,201,283	USD	2,354,525	Deutsche Bank AG	04/24/20	75,391
EUR	5,770,870	USD	6,239,533	Goldman Sachs International	04/24/20	130,720
EUR	3,404,857	USD	3,671,021	JPMorgan Chase Bank NA	04/24/20	87,477
EUR	4,527,774	USD	4,851,501	Morgan Stanley & Co. International plc	04/24/20	146,543
EUR	89,879	USD	99,165	State Street Bank and Trust Co.	04/24/20	50
EUR	2,287,698	USD	2,477,902	UBS AG	04/24/20	47,404
GBP	6,413,093	USD	7,752,850	BNP Paribas SA	04/24/20	216,736
GBP	10,482,813	USD	12,274,778	Goldman Sachs International	04/24/20	752,273
GBP	2,320,637	USD	2,874,574	HSBC Bank plc	04/24/20	9,295
GBP	4,227,807	USD	5,226,842	JPMorgan Chase Bank NA	04/24/20	27,078
GBP	430,746	USD	498,355	Morgan Stanley & Co. International plc	04/24/20	36,936
HUF	940,570,276	USD	2,869,727	JPMorgan Chase Bank NA	04/24/20	7,455
IDR	8,049,282,436	USD	476,007	Bank of America NA	04/24/20	17,156
JPY	54,371,605	USD	490,763	Bank of America NA	04/24/20	15,474
JPY	334,396,122	USD	3,087,498	BNP Paribas SA	04/24/20	25,958
JPY	822,425,744	USD	7,581,081	Citibank NA	04/24/20	76,265
JPY	250,318,411	USD	2,278,771	Deutsche Bank AG	04/24/20	51,865
JPY	623,500,000	USD	5,680,319	Goldman Sachs International	04/24/20	124,892
JPY	586,827,518	USD	5,342,765	JPMorgan Chase Bank NA	04/24/20	120,999
JPY	54,371,605	USD	492,711	Morgan Stanley & Co. International plc	04/24/20	13,526
KRW	2,236,592,045	USD	1,760,403	Bank of America NA	04/24/20	76,378
MXN	47,546,894	USD	1,980,317	Bank of America NA	04/24/20	16,905
MXN	786,943	USD	32,870	BNP Paribas SA	04/24/20	186
MXN	31,743,057	USD	1,325,549	Deutsche Bank AG	04/24/20	7,828
MXN	49,593,561	USD	2,039,527	Goldman Sachs International	04/24/20	43,665
MXN	430,000	USD	17,993	UBS AG	04/24/20	69
MYR	5,056,124	USD	1,136,208	Barclays Bank plc	04/24/20	33,520
NZD	12,772,107	USD	7,445,500	BNP Paribas SA	04/24/20	174,100
NZD	4,441,836	USD	2,582,132	JPMorgan Chase Bank NA	04/24/20	67,785
NZD	125,423	USD	72,952	Morgan Stanley & Co. International plc	04/24/20	1,873

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	12,562,596	USD	7,368,553	UBS AG	04/24/20	$126,057
PHP	68,496,392	USD	1,319,649	JPMorgan Chase Bank NA	04/24/20	19,971
PLN	120,000	USD	28,149	Goldman Sachs International	04/24/20	855
USD	521,448	AUD	843,438	State Street Bank and Trust Co.	04/24/20	2,583
USD	507,381	BRL	2,559,735	Citibank NA	04/24/20	15,500
USD	4,866,195	BRL	24,949,499	Goldman Sachs International	04/24/20	71,882
USD	2,036,385	BRL	10,238,942	JPMorgan Chase Bank NA	04/24/20	68,862
USD	5,107,698	CAD	7,183,390	Goldman Sachs International	04/24/20	1,941
USD	515,395	CAD	720,312	JPMorgan Chase Bank NA	04/24/20	3,417
USD	2,520,010	CHF	2,408,563	Citibank NA	04/24/20	14,688
USD	6,627,503	CNY	46,956,529	BNP Paribas SA	04/24/20	8,592
USD	739,688	CNY	5,241,604	Goldman Sachs International	04/24/20	840
USD	5,049,441	EUR	4,572,651	Citibank NA	04/24/20	1,859
USD	2,504,740	GBP	2,014,671	Goldman Sachs International	04/24/20	1,097
USD	999,706	HUF	325,294,264	State Street Bank and Trust Co.	04/24/20	4,638
USD	2,740,280	INR	207,836,571	JPMorgan Chase Bank NA	04/24/20	12,015
USD	2,202,911	MXN	51,753,961	Bank of America NA	04/24/20	28,969
USD	2,235,146	MXN	52,926,484	Citibank NA	04/24/20	11,953
USD	3,457,110	MXN	81,576,254	Goldman Sachs International	04/24/20	30,475
USD	524,338	MXN	12,295,396	HSBC Bank plc	04/24/20	7,866
USD	2,622,528	PLN	10,777,542	BNP Paribas SA	04/24/20	17,617
USD	1,106,464	RUB	86,643,187	Goldman Sachs International	04/24/20	2,165
USD	4,904,483	TRY	32,175,556	BNP Paribas SA	04/24/20	71,327
USD	994,311	TRY	6,578,858	HSBC Bank plc	04/24/20	6,087
USD	985,133	TRY	6,557,223	Natwest Markets plc	04/24/20	159
USD	2,480,736	ZAR	43,818,225	Deutsche Bank AG	04/24/20	39,396
USD	4,123,767	ZAR	73,186,195	JPMorgan Chase Bank NA	04/24/20	46,185
USD	1,071,501	ZAR	18,704,662	Morgan Stanley & Co. International plc	04/24/20	29,368
USD	977,802	ZAR	17,345,376	Natwest Markets plc	04/24/20	11,401
USD	44,994	ZAR	790,000	UBS AG	04/24/20	979
ZAR	38,451,126	USD	2,130,433	Citibank NA	04/24/20	11,878
ZAR	4,459,255	USD	246,901	State Street Bank and Trust Co.	04/24/20	1,547
USD	884,975	KZT	344,078,396	Deutsche Bank AG	05/15/20	135,873
UAH	69,316,681	USD	2,373,859	Goldman Sachs International	06/18/20	3,022

						4,904,712

USD	1,137,921	EGP	18,479,843	Goldman Sachs International	04/15/20	(28,604)
AUD	650,800	USD	401,606	Bank of America NA	04/24/20	(1,247)
AUD	8,216,400	USD	5,061,009	Toronto Dominion Bank	04/24/20	(6,455)
BRL	17,600,137	USD	3,419,743	BNP Paribas SA	04/24/20	(37,688)
BRL	12,697,412	USD	2,498,605	Citibank NA	04/24/20	(58,662)
BRL	7,178,340	USD	1,393,582	Goldman Sachs International	04/24/20	(14,187)
CLP	8,998,450	USD	10,583	JPMorgan Chase Bank NA	04/24/20	(63)
CNY	46,765,892	USD	6,600,588	BNP Paribas SA	04/24/20	(8,548)
CNY	35,740,386	USD	5,051,278	Goldman Sachs International	04/24/20	(13,375)
EUR	720,000	USD	797,083	JPMorgan Chase Bank NA	04/24/20	(2,302)
HUF	318,645,519	USD	984,684	BNP Paribas SA	04/24/20	(9,955)
HUF	6,700,000	USD	20,569	HSBC Bank plc	04/24/20	(74)
IDR	23,736,734,858	USD	1,462,748	BNP Paribas SA	04/24/20	(8,445)
INR	262,974,062	USD	3,467,256	JPMorgan Chase Bank NA	04/24/20	(15,202)
MXN	29,428,108	USD	1,251,179	Bank of America NA	04/24/20	(15,042)
MXN	29,283,587	USD	1,234,043	BNP Paribas SA	04/24/20	(3,976)
MXN	15,711,665	USD	672,614	Citibank NA	04/24/20	(12,641)
MXN	101,236,193	USD	4,293,484	Goldman Sachs International	04/24/20	(41,025)
MXN	600,387	USD	25,551	JPMorgan Chase Bank NA	04/24/20	(331)
MXN	29,596,351	USD	1,269,527	Morgan Stanley & Co. International plc	04/24/20	(26,323)
MXN	16,925,639	USD	712,855	Toronto Dominion Bank	04/24/20	(1,888)
NZD	4,314,519	USD	2,574,193	Citibank NA	04/24/20	(232)
NZD	3,058,801	USD	1,826,104	Goldman Sachs International	04/24/20	(1,281)
NZD	1,676,658	USD	1,000,590	JPMorgan Chase Bank NA	04/24/20	(328)
PLN	10,595,912	USD	2,572,791	BNP Paribas SA	04/24/20	(11,779)
RUB	157,006,300	USD	2,013,224	Deutsche Bank AG	04/24/20	(12,123)
RUB	204,570,039	USD	2,612,431	Goldman Sachs International	04/24/20	(5,113)

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	107,389	USD	3,297	BNP Paribas SA	04/24/20	$(24)
THB	16,158,418	USD	496,571	HSBC Bank plc	04/24/20	(4,170)
TRY	10,567,367	USD	1,623,094	Bank of America NA	04/24/20	(35,748)
TRY	19,190,143	USD	2,926,272	BNP Paribas SA	04/24/20	(43,681)
TRY	1,638,591	USD	249,833	Citibank NA	04/24/20	(3,697)
TRY	4,151,291	USD	639,431	JPMorgan Chase Bank NA	04/24/20	(15,858)
TRY	3,180,000	USD	484,574	UBS AG	04/24/20	(6,899)
TWD	2,193,822	USD	73,101	BNP Paribas SA	04/24/20	(321)
USD	6,070,590	AUD	10,225,336	Bank of America NA	04/24/20	(219,819)
USD	2,768,329	AUD	4,521,381	BNP Paribas SA	04/24/20	(13,129)
USD	2,084,944	AUD	3,457,999	JPMorgan Chase Bank NA	04/24/20	(42,343)
USD	5,373,868	AUD	8,897,722	Morgan Stanley & Co. International plc	04/24/20	(99,821)
USD	2,473,108	CAD	3,584,792	Deutsche Bank AG	04/24/20	(74,865)
USD	2,014,129	CAD	2,848,905	Goldman Sachs International	04/24/20	(10,795)
USD	5,087,658	CAD	7,163,321	Morgan Stanley & Co. International plc	04/24/20	(3,835)
USD	2,667,677	CAD	3,776,443	State Street Bank and Trust Co.	04/24/20	(16,516)
USD	2,023,803	CAD	2,850,000	UBS AG	04/24/20	(1,899)
USD	4,959,814	CHF	4,874,555	BNP Paribas SA	04/24/20	(110,568)
USD	237	CHF	233	JPMorgan Chase Bank NA	04/24/20	(5)
USD	4,289,608	CNY	30,498,684	HSBC Bank plc	04/24/20	(9,434)
USD	1,300,557	COP	5,310,173,547	Goldman Sachs International	04/24/20	(4,636)
USD	152	CZK	3,935	Morgan Stanley & Co. International plc	04/24/20	(6)
USD	1,073,198	EUR	987,028	Bank of America NA	04/24/20	(16,346)
USD	15,151,731	EUR	13,996,010	Barclays Bank plc	04/24/20	(297,954)
USD	9,542,479	EUR	8,837,646	BNP Paribas SA	04/24/20	(213,076)
USD	2,002,684	EUR	1,850,000	JPMorgan Chase Bank NA	04/24/20	(39,463)
USD	21,267,406	EUR	19,847,011	Morgan Stanley & Co. International plc	04/24/20	(640,985)
USD	713,116	EUR	650,000	Natwest Markets plc	04/24/20	(4,396)
USD	2,703,551	EUR	2,500,186	State Street Bank and Trust Co.	04/24/20	(56,313)
USD	4,944,995	EUR	4,635,419	UBS AG	04/24/20	(171,874)
USD	362,139	GBP	309,003	Bank of America NA	04/24/20	(21,861)
USD	7,474,768	GBP	6,349,164	BNP Paribas SA	04/24/20	(415,375)
USD	7,331,130	GBP	6,291,268	Deutsche Bank AG	04/24/20	(487,064)
USD	4,405,554	GBP	3,674,782	Goldman Sachs International	04/24/20	(161,118)
USD	2,641,962	GBP	2,203,139	JPMorgan Chase Bank NA	04/24/20	(95,891)
USD	15,592,948	GBP	13,108,095	Natwest Markets plc	04/24/20	(696,555)
USD	12,758,631	HUF	4,181,717,790	JPMorgan Chase Bank NA	04/24/20	(33,144)
USD	2,392,620	IDR	39,193,120,643	Goldman Sachs International	04/24/20	(8,664)
USD	1,320,736	IDR	21,759,120,722	Standard Chartered Bank	04/24/20	(12,402)
USD	1,237,278	INR	95,369,364	BNP Paribas SA	04/24/20	(14,634)
USD	1,201,107	INR	93,151,875	Goldman Sachs International	04/24/20	(21,695)
USD	2,003,980	INR	153,244,325	JPMorgan Chase Bank NA	04/24/20	(7,655)
USD	486,659	JPY	54,119,451	Bank of America NA	04/24/20	(17,230)
USD	7,912,799	JPY	872,362,319	BNP Paribas SA	04/24/20	(209,490)
USD	11,080,147	JPY	1,214,804,082	JPMorgan Chase Bank NA	04/24/20	(230,508)
USD	3,948,012	KRW	4,959,491,146	BNP Paribas SA	04/24/20	(124,925)
USD	495,696	KRW	605,245,110	Standard Chartered Bank	04/24/20	(1,356)
USD	1,384,659	MXN	33,893,896	Bank of America NA	04/24/20	(39,065)
USD	5,807,945	MXN	140,840,244	Citibank NA	04/24/20	(108,094)
USD	3,972,444	MXN	95,851,644	Goldman Sachs International	04/24/20	(53,835)
USD	284,670	MXN	6,787,265	JPMorgan Chase Bank NA	04/24/20	(432)
USD	1,169,697	MYR	5,156,611	Goldman Sachs International	04/24/20	(23,278)
USD	4,916,169	NZD	8,669,421	Bank of America NA	04/24/20	(255,846)
USD	2,457,830	NZD	4,164,792	BNP Paribas SA	04/24/20	(26,807)
USD	2,531,347	NZD	4,243,941	Citibank NA	04/24/20	(508)
USD	1,218,982	NZD	2,132,093	Deutsche Bank AG	04/24/20	(52,985)
USD	1,197,287	NZD	2,135,000	Goldman Sachs International	04/24/20	(76,414)
USD	2,567,818	NZD	4,496,227	Morgan Stanley & Co. International plc	04/24/20	(114,547)
USD	2,293,449	NZD	4,058,936	UBS AG	04/24/20	(128,036)
USD	1,319,649	PHP	68,496,392	JPMorgan Chase Bank NA	04/24/20	(19,971)
USD	10,647,786	PLN	44,936,457	BNP Paribas SA	04/24/20	(213,270)
USD	990,207	RUB	79,724,916	Deutsche Bank AG	04/24/20	(25,916)
ZAR	4,368,945	USD	252,708	Bank of America NA	04/24/20	(9,292)

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	34,399,425	USD	1,990,785	Citibank NA	04/24/20	$(74,215)
ZAR	21,811,490	USD	1,227,183	Goldman Sachs International	04/24/20	(11,952)
ZAR	23,292,202	USD	1,332,737	Morgan Stanley & Co. International plc	04/24/20	(35,009)
UAH	14,267,433	USD	563,262	Barclays Bank plc	04/30/20	(58,066)
KZT	2,507,227,586	USD	6,503,547	Citibank NA	05/15/20	(1,044,994)
UAH	3,840,000	USD	143,284	Goldman Sachs International	07/01/20	(12,395)
UAH	3,840,000	USD	142,222	JPMorgan Chase Bank NA	08/03/20	(14,006)
UAH	5,120,000	USD	192,844	Goldman Sachs International	09/01/20	(25,019)

						(7,478,884)

Net Unrealized Depreciation						$(2,574,172)

OTC Currency Options Purchased

Description	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)		Value
Put
CAD Currency	BNP Paribas SA	05/19/20	JPY	81.50	CAD	7,650	$385,956

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.34.V1	5.00%	Quarterly	06/20/25	USD	13,065	$817,010	$654,303	$162,707
CDX.NA.IG.34.V1	1.00	Quarterly	06/20/25	USD	10,161	64,245	78,684	(14,439)
ITRAXX.EUR.CROSSOVER.33.V1	5.00	Quarterly	06/20/25	EUR	6,646	209,251	88,677	120,574

						$1,090,506	$821,664	$268,842

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
6.78%	Quarterly	3 month JIBAR	Quarterly	02/28/25	ZAR	43,093	$(8,514)	$(20,720)	$12,206
6 month BUBOR	Semi-Annual	0.97%	Annual	03/24/25	HUF	684,091	1,644	—	1,644
6 month WIBOR	Semi-Annual	0.99%	Annual	03/24/25	PLN	8,753	12,150	—	12,150
(0.24)%	Annual	6 month EURIBOR	Semi-Annual	04/01/25	EUR	4,527	1,142	—	1,142
6.81%	Monthly	28 day MXIBTIIE	Monthly	02/18/30	MXN	31,986	20,353	—	20,353
3 month LIBOR	Quarterly	0.80%	Semi-Annual	03/24/50	USD	3,668	(96,186)	—	(96,186)
3 month LIBOR	Quarterly	0.88%	Semi-Annual	03/24/50	USD	938	(3,432)	—	(3,432)
3 month LIBOR	Quarterly	0.75%	Semi-Annual	03/26/50	USD	2,354	(94,199)	—	(94,199)
0.22%	Annual	6 month EURIBOR	Semi-Annual	03/30/50	EUR	765	(10,427)	—	(10,427)
0.17%	Annual	6 month EURIBOR	Semi-Annual	04/02/50	EUR	744	—	—	—

							$(177,469)	$(20,720)	$(156,749)

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Quarterly	Bank of America NA	12/20/24	USD	2,600	$167,856	$37,088	$130,768
CDX.NA.EM.33.V1	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	1,250	140,914	151,749	(10,835)
CDX.NA.EM.33.V1	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	2,436	274,627	341,572	(66,945)
CDX.NA.EM.33.V1	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	2,248	253,409	194,383	59,026
CDX.NA.EM.33.V1	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	1,323	149,144	120,078	29,066
CDX.NA.EM.33.V1	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	926	104,358	85,405	18,953
CDX.NA.EM.33.V1	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	1,997	225,125	238,516	(13,391)
CDX.NA.EM.33.V1	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	1,426	160,755	—	160,755
CDX.NA.EM.33.V1	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	1,426	160,756	175,306	(14,550)
CDX.NA.EM.33.V1	1.00	Quarterly	BNP Paribas SA	06/20/25	USD	2,261	254,843	275,651	(20,808)
CDX.NA.EM.33.V1	1.00	Quarterly	Citibank NA	06/20/25	USD	2,436	274,627	334,779	(60,152)
CDX.NA.EM.33.V1	1.00	Quarterly	Citibank NA	06/20/25	USD	2,271	256,065	256,406	(341)
CDX.NA.EM.33.V1	1.00	Quarterly	JPMorgan Chase Bank NA	06/20/25	USD	1,250	140,914	166,056	(25,142)
CDX.NA.EM.33.V1	1.00	Quarterly	Standard Chartered Bank	06/20/25	USD	2,278	256,834	262,865	(6,031)

							$2,820,227	$2,639,854	$180,373

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Argentine Republic	5.00%	Quarterly	Citibank NA	12/20/24	CCC-	USD	3,305		$(2,433,624)	$(1,755,724)	$(677,900)
Russian Federation	1.00	Quarterly	Citibank NA	06/20/25	BBB-	USD	2,350		(106,490)	(154,622)	48,132

									$(2,540,114)	$(1,910,346)	$(629,768)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71%
3 month JIBAR	Johannesburg Interbank Average Rate	6.04
3 month LIBOR	London Interbank Offered Rate	1.45
6 month BUBOR	Budapest Interbank Offered Rate	0.46
6 month EURIBOR	Euro Interbank Offered Rate	(0.29)
6 month WIBOR	Warsaw Interbank Offered Rate	1.09

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstani Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviations

BUBOR	Budapest Interbank Offered Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
OTC	Over-the-counter
WIBOR	Warsaw Interbank Offered Rate

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Emerging Markets Flexible Dynamic Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Corporate Bonds
Argentina	$—	$121,508	$—	$121,508
Brazil	—	4,303,540	—	4,303,540
Israel	—	730,000	—	730,000
Kazakhstan	—	5,231,792	—	5,231,792
Supranational	—	463,390	348,565	811,955
Ukraine	—	55,800	—	55,800
Foreign Agency Obligations (a)	—	2,691,434	—	2,691,434
Foreign Government Obligations (a)	—	73,466,422	—	73,466,422
Investment Companies	8,936,366	—	—	8,936,366
U.S. Treasury Obligations	—	2,471,750	—	2,471,750
Short-Term Securities (a)	—	3,376,135	—	3,376,135
Options Purchased:
Foreign currency exchange contracts	—	385,956	—	385,956

	$8,936,366	$93,297,727	$348,565	$102,582,658

Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$729,981	$—	$729,981
Foreign currency exchange contracts	—	4,904,712	—	4,904,712
Interest rate contracts	—	47,495	—	47,495
Liabilities:
Credit contracts	—	(910,534)	—	(910,534)
Foreign currency exchange contracts	—	(7,478,884)	—	(7,478,884)
Interest rate contracts	(39,476)	(204,244)	—	(243,720)

	$(39,476)	$(2,911,474)	$—	$(2,950,950)

(a)	See above Schedule of Investments for values in each security type or country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

11